Other Payables including Derivative Instruments (Schedule of Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current liabilities:
Financial derivatives not used for hedging	$ 73	$ 783
Financial derivatives used for hedging	439	11,563
The State of Israel and government agencies	1,208	4,206
Employees and payroll-related agencies	179	4,846
Customer advances and deferred income		944
Accrued expenses	14,915	23,563
Dividend payable to non-controlling interest		2,893
Interest payable	21	23,038
Transaction costs on sale of subsidiaries	59,000
Other	6,687	19,467
Other payables, including derivative instruments	82,522	91,303
Non-current liabilities:
Financial derivatives not used for hedging		1,342
Financial derivatives used for hedging		13,701
Other financial derivatives (see note 10.C.b.6)		29,594
Non-current derivative instruments		$ 44,637